Contingencies (Details) - Chugai Patent Infringement Complaint - patent	Jun. 30, 2026	Sep. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Number of patents	4		2
Number of additional lawsuits		2
Number of new patents		2